UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.
(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)

M.T.G. Graye
President and Chief Executive Officer
Great-West Life & Annuity Insurance Company
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2008

ITEM 1.     REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim S&P 500 Index® Portfolio

Semi-Annual Report

June 30, 2008

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc., which include details as to offering price and other information.

MAXIM SERIES FUND, INC.

MAXIM S&P 500 INDEX® PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2008
UNAUDITED

ASSETS:
Investments in securities, market value (1)	$814,270,414
Cash	164,222
Collateral for securities loaned	58,915,000
Dividends receivable	1,054,231
Subscriptions receivable	781,442
Variation margin on futures contracts	7,040

Total assets	875,192,349

LIABILITIES:
Due to investment adviser	413,000
Payable upon return of securities loaned	58,915,000
Redemptions payable	5,635,324

Total liabilities	64,963,324

NET ASSETS	$810,229,025

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$6,854,436
Additional paid-in capital	722,135,971
Net unrealized appreciation on investments and futures contracts	67,270,676
Undistributed net investment income	231,117
Accumulated net realized gain on investments and futures contracts	13,736,825

NET ASSETS	$810,229,025

NET ASSET VALUE PER OUTSTANDING SHARE (Offering and Redemption Price)	$11.82

SHARES OF CAPITAL STOCK:
Authorized	200,000,000
Outstanding	68,544,360

(1) Cost of investments in securities:	$746,620,340

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM S&P 500 INDEX® PORTFOLIO STATEMENT OF OPERATIONS SIX MONTHS ENDED JUNE 30, 2008 UNAUDITED

INVESTMENT INCOME:
Interest	$128,953
Income from securities lending	51,293
Dividends	8,248,702

Total income	8,428,948

EXPENSES:
Management fees	2,382,629

NET INVESTMENT INCOME	6,046,319

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	3,809,323
Net realized loss on futures contracts	(1,681,568)
Change in net unrealized appreciation on investments	(113,989,239)
Change in net unrealized depreciation on futures contracts	(158,558)

Net realized and unrealized loss on investments and futures contracts	(112,020,042)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(105,973,723)

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM S&P 500 INDEX® PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2008 AND YEAR ENDED DECEMBER 31, 2007

	2008	2007

	UNAUDITED

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$6,046,319		$11,719,206
Net realized gain on investments	3,809,323		23,262,082
Net realized loss on futures contracts	(1,681,568)		(85,818)
Change in net unrealized appreciation on investments	(113,989,239)		3,805,595
Change in net unrealized depreciation on futures contracts	(158,558)		(232,040)

Net increase (decrease) in net assets resulting from operations	(105,973,723)		38,469,025

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(5,815,202)		(11,516,252)
From net realized gains			(12,076,062)

Total distributions	(5,815,202)		(23,592,314)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	242,828,871		424,737,248
Reinvestment of distributions	5,815,202		23,592,314
Redemptions of shares	(166,521,840)		(396,103,157)

Net increase in net assets resulting from share transactions	82,122,233		52,226,405

Total increase (decrease) in net assets	(29,666,692)		67,103,116

NET ASSETS:
Beginning of period	839,895,717		772,792,601

End of period (1)	$810,229,025		$839,895,717

OTHER INFORMATION:

SHARES:
Sold	19,421,748		30,657,325
Issued in reinvestment of distributions	477,831		1,724,055
Redeemed	(13,231,905)		(28,582,142)

Net increase	6,667,674		3,799,238

(1) Including undistributed net investment income	$231,117	$

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM S&P 500 INDEX® PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the period indicated is as follows:

	Six Months Ended June 30, 2008		Year Ended December 31,				Period Ended December 31,

			2007	2006	2005	2004	2003 +

	UNAUDITED

Net Asset Value, Beginning of Period	$13.57		$13.31	$11.99	$11.77	$10.91	$10.00

Income from Investment Operations

Net investment income	0.09		0.19	0.17	0.15	0.16	0.03
Net realized and unrealized gain	(1.75)		0.45	1.64	0.35	0.95	0.92

Total Income From Investment Operations	(1.66)		0.64	1.81	0.50	1.11	0.95

Less Distributions

From net investment income	(0.09)		(0.19)	(0.17)	(0.15)	(0.16)	(0.03)
From net realized gains			(0.19)	(0.32)	(0.13)	(0.09)	(0.01)

Total Distributions	(0.09)		(0.38)	(0.49)	(0.28)	(0.25)	(0.04)

Net Asset Value, End of Period	$11.82		$13.57	$13.31	$11.99	$11.77	$10.91

Total Return	(12.29	%) ◆	4.83%	15.21%	4.27%	10.24%	9.46	% ◆

Net Assets, End of Period ($000)	$810,229		$839,896	$772,793	$695,210	$671,325	$615,867

Ratio of Expenses to Average Net Assets	0.60	% *	0.60%	0.60%	0.60%	0.60%	0.60	% *

Ratio of Net Investment Income to Average Net Assets	1.52	% *	1.39%	1.36%	1.28%	1.43%	1.20	% *

Portfolio Turnover Rate	2.92	% ◆	11.84%	10.72%	9.97%	9.31%	4.17	% ◆

+	The portfolio commenced operations on September 8, 2003.

◆	Based on operations for the period shown and, accordingly, are not representative of a full year.

*	Annualized

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM S&P 500 INDEX® PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2008
UNAUDITED

COMMON STOCK

Shares		Value ($)

AEROSPACE & DEFENSE --- 2.65%
54,347	Boeing Co	3,571,685
28,815	General Dynamics Corp	2,426,223
9,049	Goodrich Corp	429,466
53,623	Honeywell International Inc	2,696,164
8,882	L-3 Communications Holdings Inc	807,107
24,438	Lockheed Martin Corp	2,411,053
24,748	Northrop Grumman Corp	1,655,641
10,082	Precision Castparts Corp	971,602
30,589	Raytheon Co	1,721,549
11,634	Rockwell Collins Inc	557,967
70,370	United Technologies Corp	4,341,829
		$21,590,286

AGRICULTURE --- 0.81%
46,555	Archer-Daniels-Midland Co	1,571,231
39,688	Monsanto Co	5,018,151
		$6,589,382

AIR FREIGHT --- 0.94%
12,347	CH Robinson Worldwide Inc	677,109
15,424	Expeditors International of Washington Inc	663,232
22,435	FedEx Corp	1,767,654
73,823	United Parcel Service Inc Class B	4,537,900
		$7,645,895

AIRLINES --- 0.08%
52,905	Southwest Airlines Co	689,881
		$689,881

AUTO PARTS & EQUIPMENT --- 0.19%
17,388	Goodyear Tire & Rubber Co †	310,028
42,898	Johnson Controls Inc ‡	1,230,315
		$1,540,343

AUTOMOBILES --- 0.15%
162,102	Ford Motor Co † ‡	779,711
40,919	General Motors Corp ‡	470,568
		$1,250,279

BANKS --- 3.19%
321,958	Bank of America Corp	7,685,137
39,525	BB&T Corp ‡	899,984
10,863	Comerica Inc	278,419
41,557	Fifth Third Bancorp ‡	423,050
13,483	First Horizon National Corp ‡	100,179
26,472	Huntington Bancshares Inc ‡	152,743
35,100	KeyCorp	385,398
5,574	M&T Bank Corp ‡	393,190
18,723	Marshall & Ilsley Corp ‡	287,024
54,957	National City Corp ‡	262,145
25,007	PNC Financial Services Group	1,427,900
50,236	Regions Financial Corp ‡	548,075
25,447	SunTrust Banks Inc ‡	921,690
125,856	US Bancorp	3,510,124
154,563	Wachovia Corp ‡	2,400,363
76,548	Washington Mutual Inc ‡	377,382
238,800	Wells Fargo & Co	5,671,500
7,762	Zions Bancorp ‡	244,425
		$25,968,728

BIOTECHNOLOGY --- 1.83%
78,733	Amgen Inc †	3,713,048
12,189	Applied Biosystems Inc	408,088
21,189	Biogen Idec Inc †	1,184,253
31,529	Celgene Corp †	2,013,757
19,330	Genzyme Corp †	1,392,147
66,694	Gilead Sciences Inc †	3,531,448
3,998	Millipore Corp † ‡	271,304
8,545	PerkinElmer Inc	237,978
30,238	Thermo Fisher Scientific Inc †	1,685,164
7,232	Waters Corp †	466,464
		$14,903,651

BROADCAST/MEDIA --- 1.97%
49,228	CBS Corp	959,454
35,991	Clear Channel Communications Inc	1,266,883
214,078	Comcast Corp	4,061,060
51,372	DIRECTV Group Inc †	1,331,048
6,491	EW Scripps Co ‡	269,636
258,721	Time Warner Inc	3,829,071
137,756	Walt Disney Co	4,297,987
		$16,015,139

BUILDING MATERIALS --- 0.11%
26,145	Masco Corp ‡	411,261
7,919	Vulcan Materials Co ‡	473,398
		$884,659

CHEMICALS --- 1.46%
15,250	Air Products & Chemicals Inc	1,507,615
4,061	Ashland Inc	195,740
67,275	Dow Chemical Co	2,348,570
5,524	Eastman Chemical Co ‡	380,383
12,698	Ecolab Inc	545,887
65,120	EI du Pont de Nemours & Co	2,792,997
8,157	Hercules Inc	138,098
5,808	International Flavors & Fragrances Inc ‡	226,860
11,859	PPG Industries Inc	680,351
22,645	Praxair Inc ‡	2,134,065
9,068	Rohm & Haas Co ‡	421,118
9,330	Sigma-Aldrich Corp ‡	502,514
		$11,874,198

COMMUNICATIONS - EQUIPMENT --- 2.39%
6,507	CIENA Corp † ‡	150,767
427,130	Cisco Systems Inc * †	9,935,044
113,869	Corning Inc	2,624,681
16,617	JDS Uniphase Corp † ‡	188,769
163,060	Motorola Inc ‡	1,196,860
117,047	QUALCOMM Inc	5,193,375
28,729	Tellabs Inc †	133,590
		$19,423,086

COMPUTER HARDWARE & SYSTEMS --- 4.65%
63,761	Apple Computer Inc * †	10,676,142
146,132	Dell Inc †	3,197,368
149,462	EMC Corp †	2,195,597
178,315	Hewlett-Packard Co	7,883,306
99,313	International Business Machines Corp *	11,771,570
6,875	Lexmark International Group Inc Class A † ‡	229,831
24,823	NetApp Inc †	537,666
9,576	QLogic Corp † ‡	139,714
16,248	Sandisk Corp † ‡	303,837
56,510	Sun Microsystems Inc † ‡	614,829
12,977	Teradata Corp †	300,288
		$37,850,148

COMPUTER SOFTWARE & SERVICES --- 5.49%
38,461	Adobe Systems Inc †	1,514,979
12,162	Akamai Technologies Inc † ‡	423,116
16,199	Autodesk Inc †	547,688
13,797	BMC Software Inc †	496,692
28,231	CA Inc	651,854
13,270	Citrix Systems Inc †	390,271
20,881	Cognizant Technology Solutions Corp †	678,841
18,910	Compuware Corp †	180,401
79,916	eBay Inc †	2,184,104
23,023	Electronic Arts Inc †	1,022,912
15,085	Expedia Inc †	277,262
16,807	Google Inc †	8,847,541
23,198	Intuit Inc †	639,569
37,947	Juniper Networks Inc †	841,665
579,137	Microsoft Corp *	15,932,059
25,587	Novell Inc †	150,707
286,814	Oracle Corp †	6,023,094
60,727	Symantec Corp †	1,175,068
25,753	Unisys Corp †	101,724
14,075	VeriSign Inc † ‡	532,035
99,460	Yahoo! Inc †	2,054,844
		$44,666,426

CONGLOMERATES --- 3.08%
50,937	3M Co	3,544,706
720,724	General Electric Co *	19,236,124
18,031	Textron Inc	864,226
34,861	Tyco International Ltd	1,395,834
		$25,040,890

CONTAINERS --- 0.11%
7,082	Ball Corp	338,095
7,199	Bemis Co Inc ‡	161,402
9,456	Pactiv Corp †	200,751
11,557	Sealed Air Corp ‡	219,698
		$919,946

COSMETICS & PERSONAL CARE --- 0.18%
30,844	Avon Products Inc	1,111,001
8,274	Estee Lauder Cos ‡	384,327
		$1,495,328

DISTRIBUTORS --- 0.25%
11,837	Genuine Parts Co	469,692
43,427	SYSCO Corp	1,194,677
4,718	WW Grainger Inc	385,932
		$2,050,301

ELECTRIC COMPANIES --- 2.94%
12,149	Allegheny Energy Inc	608,786
15,146	AmerenUE ‡	639,616
29,040	American Electric Power Co Inc	1,168,279
23,732	CenterPoint Energy Inc	380,899
19,714	Consolidated Edison Inc	770,620
41,805	Dominion Resources Inc ‡	1,985,319
11,789	DTE Energy Co ‡	500,325
23,556	Edison International	1,210,307
13,860	Entergy Corp	1,669,853
47,448	Exelon Corp	4,268,422
22,038	FirstEnergy Corp	1,814,389
29,505	FPL Group Inc	1,934,938
5,534	Integrys Energy Group Inc	281,293
14,567	Pepco Holdings Inc	373,644
25,828	PG&E Corp	1,025,113
7,267	Pinnacle West Capital Corp ‡	223,606
26,969	PPL Corp	1,409,670
18,897	Progress Energy Inc	790,461
55,483	Southern Co ‡	1,937,466
15,231	TECO Energy Inc ‡	327,314
31,136	Xcel Energy Inc	624,900
		$23,945,220

ELECTRONIC INSTRUMENTS & EQUIPMENT --- 0.93%
26,038	Agilent Technologies Inc †	925,391
12,572	Cooper Industries Inc	496,594
56,469	Emerson Electric Co	2,792,392
4,208	Harman International Industries Inc	174,169
15,122	Jabil Circuit Inc	248,152
16,479	MEMC Electronic Materials Inc †	1,014,118
10,071	Molex Inc ‡	245,833
10,610	Rockwell Automation Inc	463,975
34,573	Tyco Electronics Ltd	1,238,405
		$7,599,029

ELECTRONICS - SEMICONDUCTOR --- 2.41%
43,853	Advanced Micro Devices Inc † ‡	255,663
21,666	Altera Corp	448,486
20,986	Analog Devices Inc	666,725
97,989	Applied Materials Inc	1,870,610
32,326	Broadcom Corp Class A †	882,177
414,173	Intel Corp *	8,896,436
12,288	KLA-Tencor Corp ‡	500,245
16,035	Linear Technology Corp ‡	522,260
46,088	LSI Logic Corp † ‡	282,980
13,362	Microchip Technology Inc ‡	408,076
54,998	Micron Technology Inc † ‡	329,988
15,600	National Semiconductor Corp ‡	320,424
7,214	Novellus Systems Inc † ‡	152,865
40,104	NVIDIA Corp †	750,747
12,405	Teradyne Inc †	137,323
95,632	Texas Instruments Inc	2,692,997
20,177	Xilinx Inc	509,469
		$19,627,471

ENGINEERING & CONSTRUCTION --- 0.23%
6,420	Fluor Corp	1,194,634
8,807	Jacobs Engineering Group Inc †	710,725
		$1,905,359

FINANCIAL SERVICES --- 4.07%
14,653	American Capital Strategies Ltd ‡	348,302
16,053	Ameriprise Financial Inc	652,875
82,700	Bank of New York Mellon Corp	3,128,541
20,428	CIT Group Inc ‡	139,115
393,640	Citigroup Inc	6,597,406
3,942	CME Group Inc ‡	1,510,535
42,158	Countrywide Financial Corp ‡	179,171
76,945	Fannie Mae	1,501,197
6,254	Federated Investors Inc Class B	215,263
11,290	Franklin Resources Inc	1,034,728
46,740	Freddie Mac ‡	766,536
37,527	Hudson City Bancorp Inc	625,950
5,123	IntercontinentalExchange Inc †	584,022
10,597	Janus Capital Group Inc	280,503
249,686	JPMorgan Chase & Co *	8,566,727
10,205	Legg Mason Inc	444,632
5,381	MGIC Investment Corp ‡	32,878
14,689	Moody's Corp ‡	505,889
13,859	Northern Trust Corp ‡	950,312
19,166	NYSE Euronext ‡	970,950
18,732	Principal Financial Group	786,182
34,622	Sovereign Bancorp Inc ‡	254,818
30,856	State Street Corp	1,974,475
18,789	T Rowe Price Group Inc ‡	1,061,015
		$33,112,022

FOOD & BEVERAGES --- 3.78%
51,572	Anheuser-Busch Co Inc	3,203,653
6,093	Brown-Forman Corp	460,448
15,578	Campbell Soup Co	521,240
144,441	Coca-Cola Co	7,508,043
20,799	Coca-Cola Enterprises Inc	359,823
35,249	ConAgra Foods Inc	679,601
14,110	Constellation Brands Inc † ‡	280,225
10,983	Dean Foods Co †	215,486
24,221	General Mills Inc	1,471,910
12,144	Hershey Co ‡	398,080
22,781	HJ Heinz Co	1,090,071
18,365	Kellogg Co	881,887
109,614	Kraft Foods Inc	3,118,518
9,260	McCormick & Co Inc ‡	330,212
10,130	Molson Coors Brewing Co Class B	550,363
9,791	Pepsi Bottling Group Inc	273,365
114,697	PepsiCo Inc	7,293,582
51,065	Sara Lee Corp	625,546
19,762	Tyson Foods Inc Class A	295,244
15,522	Wm Wrigley Jr Co	1,207,301
		$30,764,598

GOLD, METALS & MINING --- 1.80%
58,935	Alcoa Inc	2,099,265
7,307	Allegheny Technologies Inc ‡	433,159
13,215	CONSOL Energy Inc	1,484,969
27,727	Freeport-McMoRan Copper & Gold Inc	3,249,327
5,815	Massey Energy Co	545,156
32,829	Newmont Mining Corp	1,712,361
22,673	Nucor Corp	1,692,993
19,639	Peabody Energy Corp ‡	1,729,214
7,068	Titanium Metals Corp ‡	98,881
8,523	United States Steel Corp	1,574,880
		$14,620,205

HEALTH CARE RELATED --- 1.81%
35,056	Aetna Inc	1,420,820
11,648	AmericsourceBergen Corp	465,804
25,794	Cardinal Health Inc	1,330,455
20,310	CIGNA Corp	718,771
10,965	Coventry Health Care Inc †	333,555
18,164	Express Scripts Inc Class A †	1,139,246
12,224	Humana Inc †	486,148
13,095	IMS Health Inc	305,113
8,064	Laboratory Corp of America Holdings †	561,496
20,050	McKesson Corp	1,120,995
36,635	Medco Health Solutions Inc †	1,729,172
9,357	Patterson Cos Inc † ‡	275,002
11,409	Quest Diagnostics Inc ‡	552,994
34,626	Tenet Healthcare Corp † ‡	192,521
88,832	UnitedHealth Group Inc	2,331,840
38,057	WellPoint Inc †	1,813,797
		$14,777,729

HOMEBUILDING --- 0.09%
8,906	Centex Corp ‡	119,073
19,847	DR Horton Inc ‡	215,340
5,546	KB Home ‡	93,894
10,112	Lennar Corp ‡	124,782
15,443	Pulte Homes Inc ‡	148,716
		$701,805

HOTELS/MOTELS --- 0.29%
31,570	Carnival Corp ‡	1,040,547
21,715	Marriott International Inc Class A ‡	569,802
13,503	Starwood Hotels & Resorts Worldwide Inc ‡	541,065
12,787	Wyndham Worldwide Corp	229,015
		$2,380,429

HOUSEHOLD GOODS --- 2.53%
4,433	Black & Decker Corp ‡	254,942
9,961	Clorox Co	519,964
36,712	Colgate-Palmolive Co	2,536,799
11,127	Fortune Brands Inc	694,436
30,258	Kimberly-Clark Corp	1,808,823
12,024	Leggett & Platt Inc	201,642
20,020	Newell Rubbermaid Inc	336,136
220,748	Procter & Gamble Co *	13,423,686
4,174	Snap-on Inc	217,090
5,666	Stanley Works	254,007
5,426	Whirlpool Corp ‡	334,947
		$20,582,472

INSURANCE RELATED --- 3.40%
24,076	ACE Ltd	1,326,347
34,370	AFLAC Inc ‡	2,158,436
39,836	Allstate Corp	1,816,123
194,420	American International Group Inc	5,144,353
21,598	Aon Corp	992,212
6,922	Assurant Inc	456,575
26,428	Chubb Corp ‡	1,295,236
11,787	Cincinnati Financial Corp	299,390
31,277	Genworth Financial Inc	557,043
22,755	Hartford Financial Services Group Inc	1,469,290
18,762	Lincoln National Corp	850,294
26,180	Loews Corp	1,227,842
36,988	Marsh & McLennan Cos Inc	982,032
15,331	MBIA Inc ‡	67,303
51,362	MetLife Inc	2,710,373
48,989	Progressive Corp ‡	917,074
31,542	Prudential Financial Inc	1,884,319
6,495	SAFECO Corp	436,204
6,487	Torchmark Corp	380,463
43,731	Travelers Cos Inc	1,897,926
25,035	Unum Group	511,966
12,936	XL Capital Ltd Class A ‡	265,964
		$27,646,765

INVESTMENT BANK/BROKERAGE FIRM --- 1.55%
67,124	Charles Schwab Corp	1,378,727
34,190	E*TRADE Financial Corp † ‡	107,357
28,505	Goldman Sachs Group Inc	4,985,525
50,366	Lehman Brothers Holdings Inc ‡	997,750
71,255	Merrill Lynch & Co Inc ‡	2,259,496
80,046	Morgan Stanley	2,887,259
		$12,616,114

LEISURE & ENTERTAINMENT --- 0.72%
17,102	Harley-Davidson Inc ‡	620,119
10,034	Hasbro Inc	358,415
22,380	International Game Technology	559,052
26,154	Mattel Inc	447,756
166,500	News Corp	2,504,160
45,747	Viacom Inc †	1,397,113
		$5,886,615

MACHINERY --- 1.92%
44,464	Caterpillar Inc	3,282,332
14,687	Cummins Inc	962,292
18,430	Danaher Corp ‡	1,424,639
31,178	Deere & Co	2,248,869
13,684	Dover Corp	661,895
11,917	Eaton Corp	1,012,587
28,727	Illinois Tool Works Inc	1,364,820
22,982	Ingersoll-Rand Co ‡	860,216
13,144	ITT Corp	832,410
9,401	Manitowoc Co Inc	305,815
26,411	PACCAR Inc ‡	1,104,772
8,670	Pall Corp	344,026
12,124	Parker-Hannifin Corp	864,684
7,250	Terex Corp †	372,432
		$15,641,789

MEDICAL PRODUCTS --- 2.09%
45,364	Baxter International Inc	2,900,574
17,660	Becton Dickinson & Co	1,435,758
97,352	Boston Scientific Corp †	1,196,456
36,133	Covidien Ltd	1,730,410
7,177	CR Bard Inc	631,217
11,494	Hospira Inc †	461,024
2,799	Intuitive Surgical Inc †	754,051
81,201	Medtronic Inc	4,202,152
24,506	St Jude Medical Inc †	1,001,805
17,276	Stryker Corp	1,086,315
9,079	Varian Medical Systems Inc †	470,746
16,735	Zimmer Holdings Inc †	1,138,817
		$17,009,325

MISCELLANEOUS --- 0.07%
12,797	Leucadia National Corp ‡	600,691
		$600,691

OFFICE EQUIPMENT & SUPPLIES --- 0.21%
7,713	Avery Dennison Corp ‡	338,832
15,012	Pitney Bowes Inc	511,909
65,006	Xerox Corp	881,482
		$1,732,223

OIL & GAS --- 15.62%
33,849	Anadarko Petroleum Corp	2,533,259
24,132	Apache Corp	3,354,348
22,275	Baker Hughes Inc	1,945,498
21,240	BJ Services Co	678,406
7,080	Cabot Oil & Gas Corp Class A	479,528
15,680	Cameron International Corp †	867,888
34,781	Chesapeake Energy Corp	2,294,155
149,566	Chevron Corp *	14,826,478
111,546	ConocoPhillips *	10,528,827
32,276	Devon Energy Corp	3,878,284
50,766	El Paso Corp ‡	1,103,653
10,447	ENSCO International Inc ‡	843,491
17,971	EOG Resources	2,357,795
382,068	Exxon Mobil Corp *	33,671,653
63,085	Halliburton Co	3,347,921
20,323	Hess Corp	2,564,559
51,199	Marathon Oil Corp	2,655,692
13,754	Murphy Oil Corp	1,348,580
20,359	Nabors Industries Ltd † ‡	1,002,274
30,015	National-Oilwell Inc †	2,662,931
19,427	Noble Corp	1,261,978
12,459	Noble Energy Inc	1,252,877
59,346	Occidental Petroleum Corp	5,332,832
11,183	Range Resources Corp	732,934
8,133	Rowan Cos Inc	380,218
86,285	Schlumberger Ltd *	9,269,597
14,522	Smith International Inc	1,207,359
24,740	Southwestern Energy Co †	1,177,871
45,764	Spectra Energy Corp	1,315,257
8,445	Sunoco Inc ‡	343,627
9,948	Tesoro Corp ‡	196,672
23,058	Transocean Inc	3,513,809
38,215	Valero Energy Corp	1,573,694
49,138	Weatherford International Ltd †	2,436,753
42,264	Williams Cos Inc	1,703,662
36,940	XTO Energy Inc	2,530,759
		$127,175,119

PAPER & FOREST PRODUCTS --- 0.22%
30,924	International Paper Co	720,529
12,552	MeadWestvaco Corp	299,240
15,271	Weyerhaeuser Co	780,959
		$1,800,728

PERSONAL LOANS --- 0.65%
83,770	American Express Co	3,155,616
27,139	Capital One Financial Corp ‡	1,031,553
34,639	Discover Financial Services ‡	456,196
33,748	SLM Corp †	653,024
		$5,296,389

PHARMACEUTICALS --- 6.08%
111,587	Abbott Laboratories	5,910,763
22,236	Allergan Inc	1,157,384
7,818	Barr Laboratories Inc †	352,435
143,141	Bristol-Myers Squibb Co	2,938,685
71,521	Eli Lilly & Co	3,301,409
22,031	Forest Laboratories Inc †	765,357
203,778	Johnson & Johnson *	13,111,077
17,821	King Pharmaceuticals Inc †	186,586
155,217	Merck & Co Inc	5,850,129
22,007	Mylan Laboratories Inc ‡	265,624
489,163	Pfizer Inc	8,545,678
117,223	Schering-Plough Corp	2,308,121
7,551	Watson Pharmaceuticals Inc †	205,161
96,414	Wyeth	4,624,015
		$49,522,424

PHOTOGRAPHY/IMAGING --- 0.04%
20,828	Eastman Kodak Co ‡	300,548
		$300,548

POLLUTION CONTROL --- 0.20%
24,369	Allied Waste Industries Inc †	307,537
35,478	Waste Management Inc	1,337,875
		$1,645,412

PRINTING & PUBLISHING --- 0.27%
16,516	Gannett Co Inc ‡	357,902
23,221	McGraw-Hill Cos Inc	931,626
2,671	Meredith Corp ‡	75,563
10,382	New York Times Co ‡	159,779
15,357	RR Donnelley & Sons Co	455,949
421	Washington Post Co Class B ‡	247,085
		$2,227,904

RAILROADS --- 1.04%
21,201	Burlington Northern Santa Fe Corp	2,117,768
29,290	CSX Corp	1,839,705
27,171	Norfolk Southern Corp	1,702,807
37,369	Union Pacific Corp	2,821,359
		$8,481,639

REAL ESTATE --- 1.20%
6,487	Apartment Investment & Management Co REIT	220,947
5,572	Avalonbay Communities Inc REIT ‡	496,800
8,665	Boston Properties Inc REIT ‡	781,756
12,557	CB Richard Ellis Group Inc † ‡	241,094
8,661	Developers Diversified Realty Corp REIT ‡	300,623
19,568	Equity Residential REIT ‡	748,867
19,342	General Growth Properties Inc REIT ‡	677,550
16,985	HCP Inc REIT ‡	540,293
37,754	Host Hotels & Resorts Inc REIT	515,342
18,352	Kimco Realty Corp REIT ‡	633,511
12,384	Plum Creek Timber Co Inc REIT ‡	528,921
18,951	ProLogis Trust REIT	1,029,987
8,944	Public Storage Inc REIT	722,586
16,259	Simon Property Group Inc REIT ‡	1,461,522
9,784	Vornado Realty Trust REIT	860,992
		$9,760,791

RESTAURANTS --- 0.88%
10,129	Darden Restaurants Inc ‡	323,520
81,971	McDonald's Corp	4,608,410
52,622	Starbucks Corp † ‡	828,270
6,340	Wendy's International Inc ‡	172,575
34,259	Yum! Brands Inc ‡	1,202,148
		$7,134,923

RETAIL --- 5.02%
6,298	Abercrombie & Fitch Co	394,759
22,352	Amazon.com Inc †	1,639,072
9,661	AutoNation Inc † ‡	96,803
3,106	AutoZone Inc †	375,857
18,704	Bed Bath & Beyond Inc † ‡	525,582
25,004	Best Buy Co Inc ‡	990,158
5,889	Big Lots Inc †	183,972
31,333	Costco Wholesale Corp	2,197,697
103,365	CVS Caremark Corp	4,090,153
4,136	Dillard's Inc ‡	47,853
10,081	Family Dollar Stores Inc ‡	201,015
11,700	GameStop Corp †	472,680
32,451	Gap Inc ‡	540,958
122,688	Home Depot Inc	2,873,353
13,080	IAC/InterActiveCorp †	252,182
16,046	JC Penney Co Inc	582,309
22,188	Kohl's Corp †	888,408
47,842	Kroger Co	1,381,199
21,645	Limited Brands Inc	364,718
105,828	Lowe's Cos Inc	2,195,931
30,390	Macy's Inc	590,174
12,709	Nordstrom Inc ‡	385,083
19,738	Office Depot Inc †	215,934
9,482	RadioShack Corp ‡	116,344
31,653	Safeway Inc	903,693
5,054	Sears Holding Corp † ‡	372,278
7,152	Sherwin-Williams Co ‡	328,491
50,759	Staples Inc ‡	1,205,526
15,356	SUPERVALU Inc	474,347
56,297	Target Corp	2,617,248
9,106	Tiffany & Co ‡	371,069
30,702	TJX Cos Inc	966,192
71,607	Walgreen Co	2,327,944
168,248	Wal-Mart Stores Inc *	9,455,538
10,139	Whole Foods Market Inc ‡	240,193
		$40,864,713

SHOES --- 0.20%
27,449	NIKE Inc Class B	1,636,235
		$1,636,235

SPECIALIZED SERVICES --- 1.25%
6,963	Affiliated Computer Services Inc Class A †	372,451
9,972	Apollo Group Inc †	441,361
37,477	Automatic Data Processing Inc	1,570,286
9,441	Cintas Corp	250,281
10,927	Computer Sciences Corp †	511,821
8,915	Convergys Corp †	132,477
36,353	Electronic Data Systems Corp	895,738
9,366	Equifax Inc	314,885
12,423	Fidelity National Information Services Inc	458,533
11,848	Fiserv Inc †	537,544
23,517	H&R Block Inc	503,264
34,116	Interpublic Group of Cos Inc † ‡	293,397
8,964	Monster Worldwide Inc † ‡	184,748
23,156	Omnicom Group Inc ‡	1,039,241
23,179	Paychex Inc	725,039
11,473	Robert Half International Inc	275,008
14,332	Total System Services Inc	318,457
53,486	Western Union Co	1,322,174
		$10,146,705

TELEPHONE & TELECOMMUNICATIONS --- 3.29%
28,681	American Tower Corp †	1,211,772
429,576	AT&T Inc *	14,472,416
7,619	CenturyTel Inc ‡	271,160
23,435	Citizens Communications Co ‡	265,753
10,665	Embarq Corp	504,135
110,013	Qwest Communications International Inc ‡	432,351
206,149	Sprint Nextel Corp	1,958,416
206,131	Verizon Communications	7,297,037
32,325	Windstream Corp ‡	398,890
		$26,811,930

TEXTILES --- 0.20%
24,669	Coach Inc †	712,440
6,240	Jones Apparel Group Inc ‡	85,800
6,845	Liz Claiborne Inc	96,857
4,173	Polo Ralph Lauren Corp ‡	261,981
6,321	VF Corp	449,929
		$1,607,007

TOBACCO --- 1.56%
151,435	Altria Group Inc	3,113,503
12,575	Lorillard Inc †	869,687
152,530	Philip Morris International Inc	7,533,457
12,385	Reynolds American Inc	578,008
10,684	UST Inc ‡	583,453
		$12,678,108

TRANSPORTATION --- 0.03%
4,158	Ryder System Inc ‡	286,403
		$286,403

UTILITIES --- 1.01%
48,560	AES Corp †	932,838
16,280	CMS Energy Corp ‡	242,572
12,897	Constellation Energy Group	1,058,844
91,437	Duke Energy Corp	1,589,175
35,918	Dynegy Inc Class A †	307,099
3,272	NICOR Inc ‡	139,354
19,807	NiSource Inc	354,941
36,761	Public Service Enterprise Group Inc ‡	1,688,433
12,533	Questar Corp	890,344
18,107	Sempra Energy	1,022,140
		$8,225,740

TOTAL COMMON STOCK --- 99.13%		$807,151,145
(Cost $739,501,071)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

6,183,000	Fannie Mae	6,183,000
	2.050% July 1, 2008
940,000	United States of America *	936,269
	1.540% October 2, 2008

TOTAL SHORT-TERM INVESTMENTS --- 0.87%		$7,119,269
(Cost $7,119,269)

TOTAL MAXIM S&P 500 INDEX® PORTFOLIO --- 100%		$814,270,414
(Cost $746,620,340)

Legend

*	Collateral or Segregated Assets for Futures
†	Non-income Producing Security
‡

A portion or all of the security is on loan at June 30, 2008.  The cash collateral received for the security on loan has been invested in an undivided joint repurchase agreement with Citigroup Global Markets Inc, 2.750%, to be repurchased on July 1, 2008, collateralized by U.S. Government or U.S. Agency Mortgage securities, with a total market value of $58,816,493.

REIT	Real Estate Investment Trust

For Fund compliance purposes, management determines the Fund’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total investments.

See Notes to Financial Statements.

Summary of Investments by Sector

Maxim S&P 500 Index® Portfolio
June 30, 2008
Unaudited

		% of Portfolio
Sector	Value ($)	Investments
Communications	62,250,155	7.64%
Consumer Products & Services	163,871,368	20.14%
Financial Services	114,400,809	14.05%
Health Care Related	96,213,129	11.82%
Industrial Products & Services	36,831,490	4.52%
Natural Resources	150,185,434	18.44%
Short Term Investments	7,119,269	0.87%
Technology	131,333,360	16.13%
Transportation	19,894,440	2.44%
Utilities	32,170,960	3.95%
	$ 814,270,414	100.00%

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Six Months Ended June 30, 2008 and Year Ended December 31, 2007

Maxim S&P 500 Index® Portfolio

MAXIM SERIES FUND, INC.

MAXIM S&P 500 INDEX® PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2008
UNAUDITED

1.     ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-three portfolios. Interests in the Maxim S&P 500 Index® Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s 500 Composite Stock Price Index. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of the U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

Effective January 1, 2008, the Portfolio adopted FASB Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The adoption had no impact to the portfolio.
The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of June 30, 2008, the inputs used to value the fund’s investments were as follows:

	Quoted Prices in		Significant Other		Significant
	Active Markets		Observable		Unobservable
	for Identical Assets		Inputs		Inputs
Description	(Level 1)		(Level 2)		(Level 3)	Total
Assets
Common Stock	$807,151,145	$		$		$807,151,145
Short-Term Investments	6,183,000		936,269			7,119,269
Total	$813,334,145		$936,269		$-	$814,270,414

Financial Futures Contracts
The Portfolio may invest in financial futures contracts as a substitute for a comparable market position in the underlying securities. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as “variation margin”, are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. Changes in the value of open futures contracts are recorded in the Statement of Operations as unrealized appreciation (depreciation) on futures contracts. When the Portfolio enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Dividends
Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on a specific lot selection.
Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes
For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

Classification of Distributions to Shareholders
The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

Effective January 1, 2008, the Portfolio adopted the FASB Statement of Financial Accounting Standards No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities – Including an Amendment of FASB Statement No. 115” (“FAS 159”). FAS 159 permits an entity to measure financial instruments and certain other items at estimated fair value. Most of the provisions of FAS 159 are elective; however, the amendment to FASB No. 115, “Accounting for Certain Investments in Debt and Equity Securities”, applies to all entities that own trading and available-for-sale securities. The fair value option (a) may generally be applied instrument by instrument, (b) is irrevocable unless a new election date occurs, and (c) must be applied to the entire instrument and not to only a portion of the instrument. FAS 159 is effective as of the beginning of the first fiscal year that begins after November 15, 2007. The adoption had no impact on the financial statements.

2.     INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.
GWFS Equities, Inc., a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.
As of June 30, 2008, there were thirty-three Portfolios of the Fund for which the Directors served as Directors. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $92,300 for the six months ended June 30, 2008. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3.     PURCHASES & SALES OF INVESTMENT SECURITIES

For the six months ended June 30, 2008, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $105,195,927 and $23,302,509, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4.     UNREALIZED APPRECIATION (DEPRECIATION)

At June 30, 2008, the U.S. Federal income tax cost basis was $748,795,909. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $173,077,003 and gross depreciation of securities in which there was an excess of tax cost over value of $107,602,498 resulting in net appreciation of $65,474,505.

5.     FUTURES CONTRACTS

As of June 30, 2008, the Portfolio had 25 open S&P 500 long futures contracts. The contracts expire in September 2008 and the Portfolio has recorded unrealized depreciation of $379,398.

6.     SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives annual income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested by the custodian in securities approved by the Board of Directors and is disclosed as “Collateral for securities loaned” in the Statement of Assets and Liabilities. The Portfolio also continues to receive interest or dividends on the securities loaned. As of June 30, 2008, the Portfolio had securities on loan valued at $58,817,179 and received collateral of $58,915,000 for such loan. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

7.     DISTRIBUTIONS TO SHAREHOLDERS

     Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

The Portfolio’s tax capital gains and losses are determined only at the end of each fiscal year.

Investment Advisory Agreement Approval

The Board of Directors (the "Board") of Maxim Series Fund, Inc. (the "Fund"), including the Directors who are not interested persons of the Fund (the "Independent Directors"), at a meeting held on April 22, 2008 (the "Meeting"), approved the continuation of (i) the investment advisory agreement (the "Advisory Agreement") between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC ("MCM"), and (ii) the investment sub-advisory agreements (the "Sub-Advisory Agreements") between the Fund, MCM and each of the following Sub-Advisers:

Sub-Adviser	Portfolio
Alliance Capital Management, L.P.	Maxim Bernstein International Equity Portfolio
Ariel Capital Management, LLC	Maxim Ariel Small-Cap Value Portfolio Maxim Ariel MidCap Value Portfolio
BNY Investment Advisors	Maxim Index 600 Portfolio Maxim Stock Index Portfolio Maxim S&P 500 Index® Portfolio
Federated Investment Management Company	Maxim Federated Bond Portfolio
Goldman Sachs Asset Management, L.P.	Maxim MidCap Value Portfolio
INVESCO Global Asset Management (N.A.), Inc.	Maxim Invesco ADR Portfolio
INVESCO Institutional (N.A.), Inc.	Maxim Small-Cap Value Portfolio
Franklin Advisers, Inc.	Maxim Global Bond Portfolio
Janus Capital Management, LLC	Maxim Janus Large Cap Growth Portfolio
Loomis, Sayles & Company, L.P.	Maxim Loomis Sayles Bond Portfolio Maxim Loomis Sayles Small-Cap Value Portfolio
Massachusetts Financial Services Company	Maxim MFS International Growth Portfolio
Western Asset Management Company	Maxim High Yield Bond Portfolio
T. Rowe Price Associates, Inc.	Maxim T. Rowe Price MidCap Growth Portfolio Maxim T. Rowe Price Equity/Income Portfolio
Silvant Capital Management LLC (a subsidiary of RidgeWorth Capital Management, Inc., formally known as Trusco Capital Management, Inc.)	Maxim Small-Cap Growth Portfolio

Pursuant to the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations. MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits MCM to enter into and materially amend Sub-Advisory Agreements with Board approval but without shareholder approval. Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Advisers and for recommending the hiring, termination and replacement of Sub-Advisers to the Board.

Pursuant to the Sub-Advisory Agreements, each Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio(s) sub-advised by it, and for making decisions to buy, sell or hold any particular security. MCM is responsible for the day-to-day management of the Portfolios that do not have a Sub-Adviser.

On March 25, 2008, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by MCM and the Sub-Advisers in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the "Agreements"). The Independent Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In their deliberations, the Board did not identify any single factor as being determinative. Rather, the Board's approvals were based on each Director's business judgment after consideration of the information as a whole. Individual Directors may have weighted certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors' determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Portfolios by MCM and the Sub-Advisers. Among other things, the Board considered each adviser's personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolios, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Portfolios. The Board also considered each adviser's reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the adviser's practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the advisers at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Portfolios by MCM and the Sub-Advisers.

Investment Performance

The Board considered the investment performance of each Portfolio. The Board reviewed performance information for each Portfolio as compared against various benchmarks and the performance of similar funds. For Portfolios other than the Index Portfolios, this information included, to the extent applicable, annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2007, calendar year returns for the five-year period ended December 31, 2007, and risk-adjusted performance measures. In addition, for Portfolios other than the Index Portfolios and the Profile Portfolios (for which Morningstar performance information is not provided), this information also included the Portfolios' Morningstar category and overall ratings and a rolling quarterly analysis of long-term performance relative to the applicable Morningstar category. The Board also considered the composition of each Portfolio's "peer" group of funds, as determined by MCM based on funds of similar size and investment style from within, to the extent applicable, the Portfolio's Morningstar category. In evaluating the performance of each Portfolio, the Board noted how the Portfolio performed relative to the short- and long-term returns of the applicable benchmarks and peer groups.

For Portfolios other than the Index Portfolios and Profile Portfolios, the Board assessed performance based principally on the long-term rolling quarterly analysis for each Portfolio in which each quarter's performance is, in turn, based on a composite of the Portfolio's 3-, 5- and 10-year annualized returns, 3- and 5-year risk-adjusted performance, and Morningstar rating. For purposes of its annual review of advisory contracts, the Board generally considered a Portfolio to have performed satisfactorily unless the Portfolio has had a history of persistent underperformance based on the Portfolio's long-term rolling analysis. In this regard, the Board noted that the Maxim Small-Cap Growth Portfolio (formerly known as the Maxim Trusco Small-Cap Growth Portfolio), Maxim Ariel Small-Cap Value Portfolio, and Maxim Ariel MidCap Value Portfolio fell below the Portfolio quantitative benchmark for long-term performance. With regard to the Maxim Small-Cap Growth Portfolio, the Board considered the factors attributing to the Portfolio's performance, recent changes in the management of the Sub-Adviser, and the fact that the Portfolio had outperformed its Morningstar category over the most recent calendar year, and concluded that it was satisfied with the current performance of the Portfolio. With regard to the Ariel Portfolios, the Board considered the factors attributing to the Portfolios' performance, the current market for the Portfolios' shares, and the Portfolios’ position in the Fund's overall Portfolio lineup, and concluded that, despite the Portfolios' underperformance, there is a market for the Portfolios' shares. As to the remaining Portfolios (other than the Index Portfolios and the Profile Portfolios), the Board determined that it was satisfied with investment performance.

The Board also reviewed the performance of each Index Portfolio as compared against the performance of the index or composite index the Portfolio is designed to track and the performance of the Profile Portfolios as compared against the performance of similarly managed funds, and concluded that it was satisfied with the investment performance of the Index Portfolios and the Profile Portfolios.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by MCM and the Sub-Advisers from their relationships with the Portfolios. With respect to the costs of services, the Board considered the structure and the level of the applicable investment management fees and other expenses payable by the Portfolios, as well as the structure and level of the applicable sub-advisory fees payable by MCM to the Sub-Advisers. In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other investment advisers, as determined by MCM based on each Portfolio's Morningstar category, to the extent applicable. With the exception of the Index and Profile Portfolios (for which comparable information from Morningstar was not available), the Board also considered each Portfolio's total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio. Based on the information provided, the Board noted that the Portfolios' management fees were within the range of fees paid by similar funds, although some of the fees were at the higher end of the range, and that the total annual operating expense ratios of the Portfolios (other than the Index and Profile Portfolios) were within the range of annual expense ratios of similar funds, and that the Portfolios' expense ratios were generally near or lower than the median expense ratio for the applicable Morningstar fund category. With respect to the Index and Profile Portfolios, the Board noted that the Portfolios' total expense ratios were within the range of those of similar funds. With respect to the sub-advisory fees, it was noted that those fees are paid by MCM out of its management fees, and that the rates payable by MCM to the Sub-Advisers were the result of arms-length negotiations, since none of the Sub-Advisers is an affiliate of MCM.

The Board also considered the overall financial soundness of MCM and each Sub-Adviser and the profits estimated to have been realized by MCM and its affiliates and, to the extent practicable, by the Sub-Advisers. The Board requested and reviewed the financial statements and profitability information from MCM and, to the extent such information was available, the Sub-Advisers. In evaluating the information provided by MCM, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is generally not publicly available and is affected by numerous factors, including the adviser's organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser's assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by MCM and, if applicable, the Sub-Advisers were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Portfolios grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolios and MCM, respectively, comparative fee information, the profitability and financial condition of MCM, and the current level of Portfolio assets. Based on the information provided, the Board concluded that the Portfolios generally were not of sufficient size to identify economies of scale.

Other Factors

The Board considered ancillary benefits derived or to be derived by MCM or the Sub-Advisers from their relationships with the Portfolios as part of the total mix of information evaluated by the Board. In this regard, the Board noted that certain Sub-Advisers received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating the Portfolio's brokerage to such brokers. The Board also noted where services were provided to the Portfolios by an affiliate of MCM or a Sub-Adviser, and took into account the fact that the Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services. Additionally, the Board considered the extent to which the Profile Funds may invest in certain fixed interest contracts issued and guaranteed by MCM's parent company, Great-West Life & Annuity Insurance Company, and the benefits derived or to be derived by GWL&A from such investments. The Board concluded that the Portfolios' management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by MCM or the Sub-Adviser.

ITEM 2.     CODE OF ETHICS.

Not required in filing.

ITEM 3.      AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.      PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.      AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required in filing.

ITEM 6.      SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.      DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.      PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.      PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.      SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

ITEM 11.      CONTROLS AND PROCEDURES.

(a)     The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)     The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.      EXHIBITS.

(a)     (1) Not required in filing.

     (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President

Date:     August 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President

Date:     August 25, 2008

By:	/s/ G. R. McDonald
G. R. McDonald
Treasurer

Date:     August 25, 2008